Balance Sheets - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	₪ 783,380	₪ 149,791
Short term Investments	17,173	0
Customers	0	1,832
Receivables and Debit Balances	34,565	340,466
Total current assets	835,118	492,089
Fixed Assets	200,733	581,389
Intangible Assets	0	0
Total assets	1,035,851	1,073,478
Current Liabilities
Credit from Banking Corporations	36,547	45,502
Suppliers and Service Providers	5,466	423
Payables and Credit Balances	2,287,409	2,102,235
Total current liabilities	2,329,422	2,148,160
Long-Term Liabilities
Loans from Banking Corporations and other Credit Providers	53,488	90,053
Capital Deficit
Share Capital	122,821	3
Premium on Shares	1,049,703	300,000
Deficit Balance	(2,519,583)	(1,464,738)
Total Capital Deficit	(1,347,059)	(1,164,735)
Total Liabilities and Capital Deficit	₪ 1,035,851	₪ 1,073,478